Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Software	1,277,753	1,277,753	164,496
Trademarks (note (a))	—	15,023,180	1,934,057
Total	1,277,753	16,300,933	2,098,553
Less: accumulated amortization	(1,277,753)	(2,759,491)	(355,252)
Intangible assets, net	—	13,541,442	1,743,301

Note (a):	On May 29, 2024, the Company entered into assets purchase agreement with a company controlled by Ms. Siu, Neo-Concept (Holdings) Company Limited, to purchase the trademark at a consideration of HK$15,023,180 (US$1,931,000). The trademarks are brand names which filed in Hong Kong, the Mainland China, the European Union, the US, Qatar and the United Arab Emirates.

Amortization recognized for the years ended December 31, 2022, 2023, and 2024 were HKD137,358, HKD112,049 and HKD1,481,738 (approximately US$190,756), respectively.